LEASES (Schedule of Weighted-Average Remaining Lease Term and Discount Rate) (Details)	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Weighted average remaining lease term	2 years 10 days	2 years 11 months 8 days
Weighted average discount rate	5.05%	5.23%